OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Non-current) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Post-employment benefits	$ 312,293	$ 275,950
Other employee benefits	38,891	31,312
Asset retirement obligation (note 19)	24,554	27,829
Other	38,803	37,955
Other liabilities – Non-current	$ 414,541	$ 373,046